[Cadence Letterhead]
May 17, 2006
VIA HAND DELIVERY

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Cadence Design Systems, Inc.
Form 10-K for the Fiscal Year Ended December 31, 2005
Form 8-K filed February 1, 2006
File no. 1-10606 [amended to 0-15867]
Ladies and Gentlemen:
     On behalf of Cadence Design Systems, Inc., a Delaware corporation (the “Company”), pursuant to the comments of the staff of the Securities Exchange Commission (the “Commission”) in the letter dated May 5, 2006, the Company hereby acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours, CADENCE DESIGN SYSTEMS, INC.
By:	/s/ R.L. Smith McKeithen
R.L. Smith McKeithen
Senior Vice President, General Counsel and Secretary